Non-Current Liability	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Non-Current Liability [Abstract]
NON-CURRENT LIABILITY
Note 10 – NON-CURRENT LIABILITY

	March 31	June 30
	2014	2013
Shareholders' loan	$46,096	$45,665

Shareholders’ Loan
The Company has a loan payable in the amount of AUD$50,000 to a shareholder.  The loan is due and payable on September 30, 2014.  Interest of 8% is only payable if Moneytech has positive retained earnings at the time of repayment.

Note 10 – NON-CURRENT LIABILITY

	6/30/2013	6/30/2012
Shareholders loans	45,665	218,574
	$45,665	$218,574

Shareholders Loan
The Company had an accrued interest amount payable to a shareholder in the amount of AUD$165,153 as of June 30, 2012.  The loan was paid during the fiscal year ended June 30, 2013.  There was no interest charged on the balance.

The company has a loan payable in the amount of AUD $50,000 to a shareholder.  The loan is due and payable on September 30, 2014.  Interest of 8% is only payable if Moneytech has positive retained earnings at the time of repayment.